Expense Example - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2015 Portfolio	Apr. 29, 2023 USD ($)
VIP Freedom 2015 Portfolio - Initial Class
Expense Example:
1 year	$ 45
3 years	141
5 years	246
10 years	555
VIP Freedom 2015 Portfolio - Service Class
Expense Example:
1 year	55
3 years	173
5 years	302
10 years	677
VIP Freedom 2015 Portfolio - Service Class 2
Expense Example:
1 year	70
3 years	221
5 years	384
10 years	$ 859